Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated February 26, 2013 to the
Statutory Prospectuses for Institutional Class and Class A Shares of
Allianz Funds Multi-Strategy Trust,
Dated April 2, 2012 (as revised January 28, 2013) (as supplemented thereafter)
Disclosure Relating to AllianzGI Focused Opportunity Fund
Effective March 8, 2013, within the Fund Summary relating to AllianzGI Focused Opportunity Fund (the “Fund”), the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to remove all references to Eric Sartorius as a portfolio manager of the Fund.
Effective March 8. 2013, the information relating to the Fund contained in the table in the subsection “Management of the Funds — Sub-Advisers — AGI U.S.” is hereby revised to remove all references to Eric Sartorius as a portfolio manager of the Fund.
Please retain this Supplement for future reference.

     Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated February 26, 2013 to the
Statement of Additional Information dated April 2, 2012 (as revised January 28, 2013) (as supplemented thereafter)
Disclosure Relating to AllianzGI Focused Opportunity Fund
Effective March 8, 2013, the subsection captioned “AGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Eric Sartorius as a portfolio manager of the AllianzGI Focused Opportunity Fund.
Please retain this Supplement for future reference.